Summary of significant accounting policies - Nuclear fuel cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nuclear fuel cost
Nuclear fuel expense	$ 73,871,000	$ 77,366,000	$ 75,968,000
Estimated share of claims outstanding				$ 84,000,000
Damages receivable	$ 0	$ 0